Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Registrant CIK	0001723464
Fiscal Year End	--12-31
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-42389
Entity Registrant Name	BIOHARVEST SCIENCES INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2836
Entity Address, Address Line One	1140-625 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T6
Entity Address, Country	CA
City Area Code	604
Local Phone Number	689-5722
Entity Address, Address Description	of Registrant’s principal executive offices
Phone Fax Number Description	of Registrant’s principal executive offices
Title of 12(b) Security	Common shares, without par value
Trading Symbol	BHST
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	22,666,842
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Ziv Haft
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1185
Auditor Opinion	In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024 and the results of its operations and its cash flows for each of the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board and Interpretations (collectively IFRS Accounting Standards).
Business Contact
Entity Address, Address Line One	1859 Whitney Mesa Dr.
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89014
City Area Code	702
Local Phone Number	818-5898
Entity Address, Address Description	Name, address (including zip code)
Phone Fax Number Description	telephone number (including area code)
Contact Personnel Name	Empire Stock Transfer Inc.